File Nos. 33-62470 and 811-7704
As filed with the Securities and Exchange Commission on April 9, 2010

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 104	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 105	☑

SCHWAB CAPITAL TRUST
(Exact Name of Registrant as Specified in Charter)
211 Main Street, San Francisco, California 94105
(Address of Principal Executive Offices) (zip code)
(800) 648-5300
(Registrant’s Telephone Number, including Area Code)
Randall W. Merk
211 Main Street, San Francisco, California 94105
(Name and Address of Agent for Service)
Copies of communications to:

Timothy W. Levin, Esq.	John Loder, Esq.	Koji Felton, Esq.
Morgan Lewis & Bockius LLP	Ropes & Gray	Charles Schwab Investment
1701 Market Street	One International Place	Management, Inc.
Philadelphia, PA 19103	Boston, MA 02110-2624	211 Main Street SF211MN-05-489 San Francisco, CA 94105
It is proposed that this filing will become effective (check appropriate box)
Immediately upon filing pursuant to paragraph (b)

☑	On April 30, 2010, pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

On (date), pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

On (date) pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C

The prospectus for the Schwab Monthly Income Funds was electronically filed and is hereby incorporated by reference to Part A, File No. 811-7704, of Post-Effective Amendment No. 104 to the Registrant’s Registration Statement, filed on February 9, 2010 (ACCESSION NUMBER: 0000950123-10-010390).
The Statement of Additional Information for the Schwab Monthly Income Funds was electronically filed and is hereby incorporated by reference to Part B, File No. 811-7704, of Post-Effective Amendment No. 104 to the Registrant’s Registration Statement, filed on February 9, 2010 (ACCESSION NUMBER: 0000950123-10-010390).

PART C
OTHER INFORMATION
SCHWAB CAPITAL TRUST
Item 28. Exhibits.

(a)	Articles of Incorporation		Amended and Restated Agreement and Declaration of Trust, dated November 29, 2005, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 81 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on April 28, 2006 (hereinafter referred to as “PEA No. 81”).

(b)	By-Laws		Amended and Restated By-Laws of the Registrant adopted as of November 16, 2004, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 11, 2005 (hereinafter referred to as “PEA No. 70”).

(c)	Instruments Defining rights of Security Holders	(i)	Article III, Section 5, Article V, Article VI, Article VIII, Section 4 and Article IX, Sections 1, 5 and 7 of the Amended and Restated Agreement and Declaration of Trust, dated November 29, 2005, referenced in Exhibit (a) above, are incorporated herein by reference to Exhibit 1 of PEA No. 81.

		(ii)	Articles 9 and 11 of the Amended and Restated Bylaws of the Registrant adopted as of November 16, 2004, referenced in Exhibit (b) above, are incorporated herein by reference to Exhibit (b) of PEA No. 70.

(d)	Investment Advisory Contracts	(i)	Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. ( “Investment Adviser”), dated June 15, 1994, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on December 17, 1997 (hereinafter referred to as “PEA No. 21”).

		(ii)	Amended Schedules A and B, dated July 1, 2009 to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994 are incorporated herein by reference to Exhibit (d)(ii) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704, electronically filed with the SEC on December 10, 2009.

		(iii)	Investment Sub-Advisory Agreement between Registrant, Investment Adviser and American Century Investment Management, Inc. is incorporated herein by reference to Exhibit (d)(iv)of Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on May 30, 2002 (hereinafter referred to as “PEA No. 48”).

		(iv)	Investment Sub-Advisory Agreement between Registrant Investment Adviser and TCW Investment Management Company is incorporated by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on December 9, 2005.

		(v)	Investment Sub-Advisory Agreement between Registrant Investment Adviser and Gardner Lewis Asset Management dated November 23, 2004, is incorporated herein by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704) electronically filed with the SEC on February 25, 2005.

		(vi)	Investment Sub-Advisory Agreement between Registrant Investment Adviser and Harris Associates LP dated January 11, 2002 is incorporated herein by reference to Exhibit (d)(x), of PEA No. 48.

(vii)	Investment Sub-Advisory Agreement between Registrant, Investment Adviser, and TAMRO Capital Partners, LLC dated July 1, 2007 is incorporated herein by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 98 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704) electronically filed with the SEC on February 27, 2009 (hereinafter referred to as “PEA No. 98”).

(vii)	Investment Sub-Advisory Agreement between Registrant, Investment Adviser, and TCW Investment Management Company dated January 14, 2002, is incorporated herein by reference to Exhibit (d)(xiii)of PEA No. 48.

(ix)	Investment Sub-Advisory Agreement between Registrant, Investment Adviser, and Thornburg Investment Management Inc. dated January 22, 2002, is incorporated herein by reference to Exhibit (d)(xiv) of PEA No. 48.

(x)	Investment Sub-Advisory Agreement between Registrant, Investment Adviser, and Tocqueville Asset Management, L.P. dated January 31, 2002, incorporated herein by reference to Exhibit (d)(xv)of PEA No. 48.

(xi)	Investment Sub-Advisory Agreement between Registrant, Investment Adviser, and William Blair & Company, L.L.C. is incorporated herein by reference to Exhibit (d)(xvii) of PEA No. 48.

(xii)	Investment Sub-Advisory Agreement between Investment Adviser and Mondrian Investment Partners Limited dated May 24, 2006, is incorporated by herein by reference to Exhibit (d)(xiv) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704) electronically filed with the SEC on February 28, 2007 (hereinafter referred to as “PEA No. 83”).

(xiii)	Investment Sub-Advisory Agreement between Investment Adviser and Wentworth, Hauser & Violich dated May 23, 2006, is incorporated by herein by reference to Exhibit (d)(xv) of PEA No. 83.

(xiv)	Investment Sub-Advisory Agreement between Investment Adviser and Neuberger Berman Management, Inc. dated June 8, 2007, is incorporated herein by reference to Exhibit (xiv) of Post-Effective Amendment No. 99 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on April 29, 2009 (hereinafter referred to as “PEA No. 99”).

(xv)	Amendment to Investment Sub-Advisory Agreement between Registrant, Investment Adviser and American Century Investment Management, Inc., dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xviii), of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 26, 2004 (hereinafter referred to as “PEA No. 60”).

(xvi)	Amendment to Investment Sub-Advisory Agreement between Registrant, Investment Adviser, and Harris Associates LP, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxii) of PEA No. 60.

(xvii)	Amendment to Investment Sub-Advisory Agreement between Registrant, Investment Adviser., and TCW Investment Management Company, dated March 24, 2003, is incorporated herein by reference to Exhibit (d)(xxv) of PEA No. 60.

(xviii)	Amendment to Investment Sub-Advisory Agreement between Registrant, Investment Adviser, and Thornburg Investment Management Inc., dated March 20, 2003, is incorporated herein by reference to Exhibit (d)(xxvi) of PEA No. 60.

(xix)	Amendment to Investment Sub-Advisory Agreement between Registrant, Investment

Adviser, and Tocqueville Asset Management, LP, dated April 8, 2003, is incorporated herein by reference to Exhibit (d)(xxvii) of PEA No. 60.

		(xx)	Amendment to Investment Sub-Advisory Agreement between Registrant, Investment Adviser and William Blair & Company, LLC, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxix) of PEA No. 60.

		(xxi)	Expense Limitation Agreement by and between Registrant, the Investment Adviser and Charles Schwab & Co., Inc. (“Schwab”) dated July 1, 2009 is incorporated herein by reference to Exhibit (d)(xxi) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704, electronically filed with the SEC on December 10, 2009.

(e)	Underwriting Contracts		Amended and Restated Distribution Agreement between Registrant and Schwab dated July 1, 2009 is incorporated herein by reference to Exhibit (7)(a)(1) of the Registrant’s Registration Statement on Form N-14 (File No. 333-161527) is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704, electronically filed with the SEC on December 10, 2009.

(f)	Bonus or Profit Sharing Contracts		Inapplicable.

(g)	Custodian Agreements	(i)	Custodian Agreement by and between Registrant and Brown Brothers Harriman & Co. dated June 29, 2001, is incorporated herein by reference as Exhibit (g)(vi)of Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on June 30, 2003 (hereinafter referred to as “PEA No. 55”).

		(ii)	Amended Schedule A to Custodian Agreement between Registrant and Brown Brothers Harriman & Co., dated July 1, 2003 referenced at Exhibit (g)(vii), is incorporated herein by reference as Exhibit (g)(viii) of PEA No. 56.

		(iii)	Amended and Restated Master Custodian Agreement by and between Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ix) of Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 27, 2006 (hereinafter referred to as “PEA No. 79”).

(h)	Other Material Contracts	(i)	License Agreement between Schwab Capital Trust and Standard & Poor’s is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed on February 26, 1999 (hereinafter referred to as “PEA No. 32”).

		(ii)	Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. dated July 1, 2009 is incorporated herein by reference to Exhibit (h)(ii) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704, electronically filed with the SEC on December 10, 2009.

		(iii)	Shareholder Servicing Plan dated July 1, 2009 is incorporated herein by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704, electronically filed with the SEC on December 10, 2009.

		(iv)	Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (g)(i) of PEA No. 79.

(i)	Legal Opinion	(i)	Legal Opinion to be filed by amendment.

(j)	Other Opinions	(i)	Consent of PricewaterhouseCoopers LLP to be filed by amendment.

		(ii)	Power of Attorney executed by Mariann Byerwalter, January 8, 2008, is incorporated by reference to Exhibit (p)(i) of Post-Effective No. 90 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 14, 2008 (hereinafter referred to as “PEA No. 58”).

		(iii)	Power of Attorney executed by William A. Hasler, January 15, 2008, is incorporated by reference to Exhibit (p)(ii) of PEA No. 90.

		(iv)	Power of Attorney executed by Gerald B. Smith, January 16, 2008, is incorporated by reference to Exhibit (p)(iii)of PEA No. 90.

		(v)	Power of Attorney executed by Charles R. Schwab, January 14, 2008, is incorporated by reference to Exhibit (p)(iv) of PEA No. 90.

		(vi)	Power of Attorney executed by Donald R. Stephens, January 23, 2008, is incorporated by reference to Exhibit (p)(v) of PEA No. 90.

		(vii)	Power of Attorney executed by Michael W. Wilsey, January 14, 2008, is incorporated by reference to Exhibit (p)(vi) of PEA No. 90.

		(viii)	Power of Attorney executed by Randall W. Merk, January 4, 2008, is incorporated by reference to Exhibit (p)(vii) of PEA No. 90.

		(ix)	Power of Attorney executed by George Pereira, January 3, 2008, is incorporated by reference to Exhibit (p)(viii) of PEA No. 90.

		(x)	Power of Attorney executed by Walter W. Bettinger, II, January 4, 2008, is incorporated by reference to Exhibit (p)(ix) of PEA No. 90.

		(xi)	Power of Attorney executed by Joseph Wender, January 11, 2008, is incorporated by reference to Exhibit (p)(x) of PEA No. 90.

		(xii)	Power of Attorney executed by John F. Cogan, January 10, 2008, is incorporated by reference to Exhibit (p)(xi) of PEA No. 90.

(k)	Omitted Financial Statements		Inapplicable.

(l)	Initial Capital Agreement	(i)	Purchase Agreement for the Schwab International Index Fund, dated June 17, 1993, is incorporated herein by reference to Exhibit 13(a) of PEA No. 21.

		(ii)	Purchase Agreement for the Schwab Small-Cap Index Fund, dated October 13, 1993, is incorporated herein by reference to Exhibit 13(b) of PEA No. 21.

		(iii)	Purchase Agreement for the Schwab MarketTrack Portfolios — Growth Portfolio, Balanced Portfolio and Conservative Portfolio (formerly Schwab Asset Director®- High Growth, Schwab Asset Director — Balanced Growth, and Schwab Asset Director — Conservative Growth Funds) is incorporated herein by reference to Exhibit 13(c) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on December 15, 1996.

		(iv)	Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares and e.Shares® is incorporated herein by reference to Exhibit 13(d) of Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 27, 1996.

(v)	Purchase Agreement for the Schwab Core Equity Fund (formerly Schwab Analytics Fund®) is incorporated herein by reference to Exhibit 13(e) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on October 10, 1996 (hereinafter referred to as “PEA No. 13”).

(vi)	Purchase Agreement for Laudus International MarketMasters Fund (formerly Schwab International MarketMasters Fund, Schwab MarketManager International Portfolio and as Schwab OneSourcePortfolios-International) is incorporated herein by reference to Exhibit 13(f) of PEA No. 13.

(vii)	Purchase Agreement for Laudus U.S. MarketMasters Fund and Laudus Balanced MarketMasters Fund (formerly Schwab U.S. MarketMasters Fund and Schwab Balanced MarketMasters Fund, Schwab MarketManagerTM Growth Portfolio and Balanced Portfolio and as Schwab OneSource Portfolios-Growth Allocation and Schwab OneSource Portfolios-Balanced Allocation) is incorporated herein by reference of Exhibit 13(g), of Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on December 18, 1996.

(viii)	Purchase Agreement for Laudus Small-Cap MarketMasters Fund (formerly Schwab Small-Cap MarketMasters Fund, Schwab MarketManager Small Cap Portfolio and as Schwab OneSource® Portfolios-Small Company) is incorporated herein by reference to Exhibit 13(h) of PEA No. 21.

(ix)	Purchase Agreement for Schwab MarketTrackTM All Equity Portfolio is incorporated herein by reference to Exhibit 13(i) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on August 14, 1998.

(x)	Purchase Agreement for Schwab Institutional Select S&P 500 Fund, Schwab Institutional Select Large-Cap Value Index Fund and Schwab Institutional Select Small-Cap Value Index Fund (formerly Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund) is incorporated herein by reference to Exhibit (l)(x)of PEA No 32.

(xi)	Purchase Agreement for Schwab Total Stock Market Index Fund is incorporated herein by reference to Exhibit (l)(xi), , of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704) electronically filed with the SEC on April 15, 1999.

(xii)	Purchase Agreement for Schwab Financial Services Fund, Schwab Health Care Fund and Schwab Technology Fund (formerly Schwab Focus Funds) Schwab Focus Funds, is incorporated herein by reference to Exhibit (l)(xii) of Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704) electronically filed with the SEC on February 26, 2001.

(xiii)	Purchase Agreement for Schwab Hedged Equity Fund is incorporated herein by reference to Exhibit (l)(xiii) of Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on August 6, 2002.

(xiv)	Purchase Agreement for Schwab Small-Cap Equity Fund is incorporated herein by reference to Exhibit (l)(xxiv) of PEA No. 55.

(xv)	Purchase Agreement for Schwab Dividend Equity Fund is incorporated herein by reference to Exhibit (l)(xv)of PEA No. 58.

(xvi)	Purchase Agreement for Schwab Premier Equity Fund is incorporated herein by reference to Exhibit (l)(xvi) of PEA No. 70.

(xvii)	Purchase Agreement for each of the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund and Schwab Fundamental

International Large Company Index Fund is incorporated herein by reference to Exhibit (l)(xvii) of Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on April 2, 2007 (hereinafter referred to as “PEA No. 84)”.

		(xviii)	Purchase Agreement for each of the Schwab Fundamental Emerging Markets Index Fund and Schwab Fundamental Small-Mid Company Index Fund is incorporated herein by reference to Exhibit (l)(xviii) of Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on December 15, 2007.

		(xix)	Purchase Agreement for each of the Schwab Monthly Income Fund — Moderate Payout, Schwab Monthly Income Fund — Enhanced Payout, and Schwab Monthly Income Fund — Maximum Payout is incorporated herein by reference to Exhibit (l)(xix)of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704) electronically filed with the SEC on March 3, 2008.

(m)	Rule 12b-1 Plan		Inapplicable.

(n)	Rule 18f-3 Plan		Amended and Restated Multiple Class Plan, adopted on February 28, 1996, amended and restated as of February 28, 2007, amended and restated as of December 10, 2009, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704, electronically filed with the SEC on December 10, 2009.

(o)	Reserved.

(p)	Code of Ethics	(i)	Registrant, Investment Adviser and Schwab Code of Ethics dated October 23, 2009 is incorporated herein by reference to Exhibit (p)(i) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704, electronically filed with the SEC on December 10, 2009.

		(ii)	American Century Investment Management, Inc. Code of Ethics, dated January 1, 2010, is incorporated herein by reference to Exhibit (p)(ii) of PEA No. 103.

		(iii)	Harris Associates LLP Code of Ethics dated October 17, 2008, is incorporated herein by reference to Exhibit (q)(iii)of PEA No. 98.

		(iv)	TAMRO Capital Partners, LLC Code of Ethics dated May 31, 2009, is incorporated herein by reference to Exhibit (p)(iv) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704, electronically filed with the SEC on December 10, 2009.

		(v)	TCW Investment Management Company Code of Ethics, dated August 1, 2009, is incorporated herein by reference to Exhibit (p)(v) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704, electronically filed with the SEC on December 10, 2009.

		(vi)	Thornburg Investment Management, Inc. Code of Ethics, dated April 1, 2008, is incorporated herein by reference to Exhibit (q)(vii)of PEA No. 98.

		(vii)	Tocqueville Asset Management, L.P. Code of Ethics dated March 6, 2009 is incorporated herein by reference to Exhibit (p)(vii) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704, electronically filed with the SEC on December 10, 2009.

		(viii)	William Blair Company, L.L.C. Code of Ethics dated May 9, 2007 is incorporated herein by reference to Exhibit (q)(ix) of PEA No. 93.

(ix)	Gardner Lewis Asset Management LP Code of Ethics dated May 1, 2008 is incorporated herein by reference to Exhibit (q)(x) of PEA No. 98.

(x)	Mondrian Investment Partners Limited Code of Ethics, effective January 1, 2007, is incorporated by reference to Exhibit (q)(xii) of PEA No. 83.

(xi)	Wentworth, Hauser & Violich Code of Ethics dated December 31, 2008 is incorporated herein by reference to Exhibit (p)(xii) of PEA No. 103.

(xii)	Neuberger Berman Code of Ethics dated June 30, 2009 is incorporated herein by reference to Exhibit (p)(xii) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704, electronically filed with the SEC on December 10, 2009.
Item 29. Persons Controlled by or under Common Control with the Fund.
The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Schwab Strategic Trust is a Delaware statutory trust registered under the 1940 Act. Each is advised by the Investment Adviser and The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios employ Schwab as principal underwriter and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Strategic Trust may be deemed to be under common control with Registrant. The Investment Adviser and Schwab are both wholly owned subsidiaries of The Charles Schwab Corporation. Charles R. Schwab is the founder, Chairman, Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the Investment Adviser and Schwab.
Item 30. Indemnification.
     Article VIII of Registrant’s Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.
     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Manager
Registrant’s investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust, each an open-end management investment company. The principal place of business of the investment adviser is 211 Main Street, San Francisco, California 94105. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Strategic Trust,

investment adviser of Laudus Trust and Laudus Institutional Trust and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.
The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser (CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

Name and Position
with Adviser	Name of Other Company	Capacity
Charles R. Schwab, Chairman	Charles Schwab & Co., Inc.	Chairman and Director

	The Charles Schwab Bank, N.A.	Chairman, Director

	The Charles Schwab Corporation	Chairman

	Schwab Holdings, Inc.	Chief Executive Officer

	Schwab International Holdings, Inc.	Chairman and Chief Executive Officer

	Schwab (SIS) Holdings, Inc. I	Chairman and Chief Executive Officer

	Charles Schwab Holdings (UK)	Chairman

	United States Trust Company of New York	Chairman, Director

	All Kinds of Minds	Director

	Charles and Helen Schwab Foundation	Director

	Stanford University	Trustee

Randall W. Merk Director, President and Chief Executive Officer	Charles Schwab & Co., Inc.	Executive Vice President

	Laudus Funds	Trustee

	Charles Schwab Worldwide Funds, PLC	Director

	Charles Schwab Asset Management (Ireland) Limited	Director

Koji E. Felton, Senior Vice President, Chief Counsel and Corporate Secretary	Charles Schwab & Co., Inc.	Senior Vice President, Deputy General Counsel

	Schwab Funds	Secretary and Chief Legal Officer

	Schwab ETFs	Secretary and Chief Legal Officer

Michael Hogan,	Schwab Funds	Chief Compliance Officer

Name and Position
with Adviser	Name of Other Company	Capacity
Chief Compliance Officer	Schwab ETFs	Chief Compliance Officer
	Laudus Funds	Chief Compliance Officer
	Charles Schwab & Co., Inc.	Senior Vice President and Chief Compliance Officer

Jeffrey M. Mortimer, Senior Vice President and Chief Investment Officer	Schwab Funds	Senior Vice President and Chief Investment Officer

	Schwab ETFs	Senior Vice President and Chief Investment Officer

	Laudus Funds	President, Chief Executive Officer and Chief Investment Officer

George Pereira, Senior Vice President and Chief Financial Officer	Schwab Funds	Treasurer and Principal Financial Officer

	Schwab ETFs	Treasurer and Principal Financial Officer

	Laudus Funds	Treasurer and Chief Financial Officer

	Charles Schwab Worldwide Funds, PLC	Director

	Charles Schwab Asset Management	Director
(Ireland) Limited
Item 32. Principal Underwriters.
     (a) Schwab acts as principal underwriter and distributor of Registrant’s shares. Schwab also acts as principal underwriter for the The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios and may act as such for any other investment company which Schwab may sponsor in the future.
     (b) Information with respect to Schwab’s directors and officers is as follows:

Name	Position and Offices with the Underwriter	Position and Offices with the Fund
Charles R. Schwab	Chairman	Chairman and Trustee

Walter Bettinger II	President and Chief Executive Officer	Trustee

Jay Allen	Executive Vice President, Human Resources	None

Benjamin Brigeman	Executive Vice President, Investor Services	None

John Clendening	Executive Vice President, Shared Strategic Services	None

Carrie Dwyer	Executive Vice President, Corporate Oversight	None

Name	Position and Offices with the Underwriter	Position and Offices with the Fund
Lisa Hunt	Executive Vice President, Schwab Investor Development	None

Jan Hier-King	Executive Vice President, Shared Support Services	None

Joseph Martinetto	Executive Vice President and Chief Financial Officer	None

James McCool	Executive Vice President, Institutional Services	None

Randall W. Merk	Executive Vice President, Investment Management Services	President and Chief Executive Officer

Becky Saeger	Executive Vice President, Chief Marketing Officer	None
The principal business address of all directors and officers of Schwab is 211 Main Street, San Francisco, California 94105.
     (c) None.
Item 33. Location of Accounts and Records.
     All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant’s investment adviser and administrator, Charles Schwab Investment Management, Inc., 211 Main Street, San Francisco, California 94105; Registrant’s former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant’s principal underwriter, Charles Schwab & Co., Inc., 211 Main Street, San Francisco, California 94105; Registrant’s custodian for the Schwab International Index Fund and the Schwab Small-Cap Index Fund, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, Registrant’s custodian for the balance of the funds and fund accountant, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111; and Registrant’s transfer agent, Boston Financial Data Services, Inc., Two Heritage Drive, Quincy Massachusetts, 02171 .
Item 34. Management Services.
     Not applicable.
Item 35. Undertakings.
     Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 104 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 9th day of April, 2010.

SCHWAB CAPITAL TRUST Registrant
Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 9th day of April, 2010.

Signature	Title

Charles R. Schwab* Charles R. Schwab	Chairman and Trustee

Walter W. Bettinger, II* Walter W. Bettinger, II	Trustee

Mariann Byerwalter* Mariann Byerwalter	Trustee

John F. Cogan* John F. Cogan	Trustee

William A. Hasler* William A. Hasler	Trustee

Gerald B. Smith* Gerald B. Smith	Trustee

Donald R. Stephens* Donald R. Stephens	Trustee

Joseph H. Wender* Joseph H. Wender	Trustee

Michael W. Wilsey* Michael W. Wilsey	Trustee

Randall W. Merk* Randall W. Merk	President and Chief Executive Officer

George Pereira* George Pereira	Treasurer and Principal Financial Officer

*By:	/s/ Timothy W. Levin
Timothy W. Levin, Attorney-in-Fact
Pursuant to Power of Attorney